Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001551030
Recon Capital NASDAQ 100 Covered Call ETF (Prospectus Summary) | Recon Capital NASDAQ 100 Covered Call ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information — Recon Capital NASDAQ 100 Covered Call ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Recon Capital NASDAQ 100 Covered Call ETF (“Fund”) seeks to provide investment results that closely correspond, before fees and expenses, generally to the price and yield performance of the CBOE NASDAQ-100 BuyWrite V2 Index (“BXNT Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs may affect the Fund's performance. For the fiscal year ended October 31, 2015, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Using a passive or indexing investment approach, the Fund seeks to achieve its investment objective to track the performance of the BXNT Index.

The CBOE NASDAQ-100® BuyWrite Index (“BXN Index”) is a benchmark index that measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the NASDAQ-100® Index (“NASDAQ-100 Index”), and “writes” (or sells) a succession of one-month at-the-money NASDAQ-100 Index covered call options. The BXNT Index replicates the methodology used to calculate the BXN Index, with one exception: the written NASDAQ-100 Index covered call options are held until one day prior to the expiration date (i.e., generally the Thursday preceding the Third Friday of the month) and are liquidated at a volume-weighted average price determined at the close.

A “buy-write,” also called a covered call, generally is considered to be an investment strategy in which an investor buys a stock or a basket of stocks, and also writes (or sells) call options that correspond to the stock or basket of stocks. This strategy can be used in an attempt to enhance a portfolio's risk-adjusted returns and reduce its volatility.

The Fund will invest at least 80% of its total assets in common stocks of the companies included in the NASDAQ-100 Index (“80% Policy”). The Fund employs a replication strategy to track the Index, which means it invests in common stocks included in the NASDAQ-100 Index generally in proportion to their weightings in the NASDAQ-100 Index, and call options written (sold) on the NASDAQ-100 Index. Under normal market conditions, the Fund will invest more than 80% of its total assets in the Index. Each calendar month the Fund will write (sell) a succession of one-month call options on the NASDAQ-100 Index and will cover such options by holding the securities underlying the options written. Each option written will (i) have an exercise price generally at or above the prevailing market price of the NASDAQ-100 Index; (ii) be traded on a national securities exchange; (iii) be held until one day prior to the expiration date (i.e., generally the Thursday preceding the Third Friday of the month) and are liquidated at a volume-weighted average price determined at the close (unless the Fund “closes out” the option through the repurchase of the option on the market close the last day of trading); (iv) expire on its date of maturity (in the next calendar month); (v) only be subject to exercise on its expiration date; and (vi) be settled in cash.

In return for the payment of a premium to the Fund, a purchaser of the call options written by the Fund is entitled to receive a cash payment from the Fund equal to the difference between the value of the NASDAQ-100 Index and the exercise price of the option if the value of the option on the expiration date is above its exercise price. In addition, the Fund's covered call options are expected to partially protect the Fund from a decline in the price of the NASDAQ-100 Index through means of the premiums received by the Fund. The Fund expects over time to have a tracking error relative to the performance of the Index of no more than 10% before fees and expenses. Tracking error of 0% would represent perfect correlation.

As of January 31, 2016, the BXNT Index included 106 securities of companies with a market capitalization range of between approximately $3.65 billion and $524.58 billion and an average market capitalization of $45.49 billion. These amounts are subject to change.

The Fund's 80% Policy and the index upon which the Fund seeks to track its performance may be changed without shareholder approval upon 60 days prior written notice to shareholders.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the BXNT Index concentrates in an industry or group of industries. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As of January 31, 2016, the BXNT Index was concentrated in the information technology, while the consumer staples and healthcare sectors represented a significant portion of the BXNT Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the BXNT Index concentrates in an industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

Writing Covered Call Option Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the NASDAQ-100 Index above the exercise prices of such options, but will continue to bear the risk of declines in the value of the NASDAQ-100 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund's ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Risk of Investing in the Information Technology Sector.  Because the BXNT Index was concentrated in the information technology sector as of January 31, 2016, the Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Risk of Investing in the Telecommunications Sector.  To the extent that the BXNT Index continues to be concentrated in the telecommunications sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the telecommunications sector. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, government regulations and obsolescence of telecommunications products and services due to technological advancement.

Risk of Investing in the Consumer Staples Sector . To the extent that the consumer staples sector continues to represent a significant portion of the BXNT Index, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the consumer staples sector. These companies may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending.

Risk of Investing in the Healthcare Sector . The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company's patent may adversely affect that company's profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

U.S. Federal Income Tax Risk. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares and whether an investment in the Fund should be made in a taxable account or whether it is best suited for a tax deferred entity or tax-exempt retirement account. A significant portion of income received from the Fund may be subject to tax at greater rates than would apply if the Fund were engaged in a different investment strategy. As a result of its investment strategy, the Fund will not be able to designate a portion of its dividends as being eligible for lower rates of tax in the hands of non-corporate shareholders (dividends that are commonly referred to as “qualified dividend income,” which are subject to U.S. federal income tax at rates up to 20%) or as being eligible for the dividends receiveddeduction when received by certain corporate shareholders. The Fund expects to account for its gain or loss on its investments for federal income tax purposes on a daily mark-to-market basis. Generally, the mark to market gains and losses from the stock positions will be compared with the mark-to-market gains or losses from the call options on a daily basis. To the extent that there is more gain or loss from the Fund's stock positions, the Fund will generally have short-term capital gain, which is generally taxed like ordinary income at ordinary income tax rates, or short-term capital loss. To the extent there is more gain or loss from the call options, such capital gain or loss will generally be 60% long-term and 40% short-term. Tax rules also impose limits on the total percentage of gain for the tax year that can be characterized as long term capital gain and the percentage of loss for the tax year that can be characterized as short term capital loss.

Common Stock Risk. Common stocks held by the Fund may fall in value due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Investments in common stocks may be more volatile than investments in other asset classes. Common stocks are subordinated to preferred securities and debt in a company's capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. The value of Shares will generally decline in correlation with any decline in the value of the securities in the Index. An investment in the Fund may lose money.

Index Tracking Risk. While the Fund seeks to achieve a high degree of correlation with the Index, the Fund's return may not match the return of the Index due to, among other reasons, operating expenses, transaction costs, cash flows, and operational inefficiencies. For example, the Fund incurs operating expenses not applicable to the BXNT Index and incurs costs when buying and selling securities, particularly where the Fund must rebalance its securities holdings to reflect changes in the composition of the BXNT Index. The Fund may be unable to write options at the times or at the prices that the BXNT Index expects such options to be written. Because these and other costs are not factored into the return of the BXNT Index, the Fund's return may deviate significantly from the return of the BXNT Index.

Passive Management Risk. Because the Fund is not “actively” managed, unless a security is removed from the BXNT Index, the Fund generally would not sell the security. Therefore, the Fund may underperform funds that actively shift their portfolio assets to take advantage of market opportunities or to move to defensive positions to lessen the impact of a market decline or a decline in the value of one or more issuers.

Management Risk . As the Fund may not fully replicate the BXNT Index, it is subject to the risk that the Adviser's investment strategy may not produce the intended results.

Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares, which may result in Shares trading at a significant premium or discount to net asset value (“NAV”). If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Non-Diversified Risk. Because the Fund is non-diversified under the 1940 Act and may invest in a smaller number of issuers or a larger proportion of its assets may be invested in a single issuer, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk . To the extent that the Fund is concentrated in the securities of a particular industry or group of industries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to economic, political, regulatory or other conditions than if the Fund's assets were invested in a wider variety of industries or groups of industries.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Because the Fund is non-diversified under the 1940 Act and may invest in a smaller number of issuers or a larger proportion of its assets may be invested in a single issuer, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception compare with the Fund's benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at reconfunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	reconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Calendar Year
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.98%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	7.41%	4Q'15
Worst Quarter:	(1.98)%	3Q'15

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.11%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2013
Recon Capital NASDAQ 100 Covered Call ETF (Prospectus Summary) | Recon Capital NASDAQ 100 Covered Call ETF | Recon Capital NASDAQ 100 Covered Call ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.33%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2013
Recon Capital NASDAQ 100 Covered Call ETF (Prospectus Summary) | Recon Capital NASDAQ 100 Covered Call ETF | Recon Capital NASDAQ 100 Covered Call ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.93%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2013
Recon Capital NASDAQ 100 Covered Call ETF (Prospectus Summary) | Recon Capital NASDAQ 100 Covered Call ETF | Recon Capital NASDAQ 100 Covered Call ETF | CBOE NASDAQ 100® Buy Write Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	CBOE NASDAQ-100® BuyWrite V2 Index
1 Year	rr_AverageAnnualReturnYear01	7.53%
Since Inception	rr_AverageAnnualReturnSinceInception	14.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2013
Recon Capital NASDAQ 100 Covered Call ETF (Prospectus Summary) | Recon Capital NASDAQ 100 Covered Call ETF | Recon Capital NASDAQ 100 Covered Call ETF | NASDAQ 100® Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ-100® Index
1 Year	rr_AverageAnnualReturnYear01	8.43%
Since Inception	rr_AverageAnnualReturnSinceInception	32.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2013
Recon Capital NASDAQ 100 Covered Call ETF (Prospectus Summary) | Recon Capital NASDAQ 100 Covered Call ETF | Recon Capital NASDAQ 100 Covered Call ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2014	rr_AnnualReturn2014	3.81%
Annual Return 2015	rr_AnnualReturn2015	6.70%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.